Property, Plant and Equipment (Details) - HKD HKD in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	HKD 636,259	HKD 555,550
Accumulated depreciation and amortization	(304,598)	(272,050)
Construction in progress	4,830	0
Property, plant and equipment, net	336,491	283,500
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	136,099	132,986
Plant and machineries [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	343,771	303,933
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	103,779	92,370
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,242	1,244
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	19,859	15,122
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	11,607	9,895
Land use rights [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	HKD 19,902	HKD 0